Borrowings - Borrowings by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 119,780	¥ 96,267
RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	118,386	96,267
USD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 1,394	¥ 0